Effective Tax Rate (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Effective Tax Rate [Abstract]
Effective tax rate	28.00%	61.00%	32.00%	72.00%
Tax benefit as a result of the prospective increase in the UK tax rate from 27 percent to 33 percent, included in Income tax expense	€ 20		€ 20